COMMITMENTS AND CONTINGENCIES - Additional Information (Detail) $ in Thousands, € in Millions		1 Months Ended				3 Months Ended	4 Months Ended
	Dec. 22, 2023 USD ($)	Dec. 31, 2022 EUR (€) Count	Dec. 31, 2020 EUR (€) Count	Jul. 31, 2019 EUR (€) Count	May 31, 2019 EUR (€)	Dec. 31, 2022 EUR (€) Count	Mar. 31, 2015 Count	Dec. 31, 2023 USD ($)
Amount awarded to other party in judgment or settlement of litigation	$ 20,000
Ten Clubs
New claims filed, number | Count						10
Loss Contingency Damages Paid Value | €			€ 284.9
One Further Club
New claims filed, number | Count		1
Loss Contingency Damages Paid Value | €		€ 326.9
Purchase Or Guarantee Agreements [Member]
Purchases/guarantees								$ 2,973,348
Purchase Obligation, to be Paid, Year One								809,009
Purchase Obligation, to be Paid, Year Two and Three								929,240
Purchase Obligation, to be Paid, Year Four and Five								878,413
Purchase Obligation, to be Paid, after Year Five								356,686
Purchase Or Guarantee Agreements [Member] | Discontinued Operations [Member]
Purchases/guarantees								1,181,300
Purchase Obligation, to be Paid, Year One								227,400
Purchase Obligation, to be Paid, Year Two and Three								374,400
Purchase Obligation, to be Paid, Year Four and Five								261,700
Purchase Obligation, to be Paid, after Year Five								$ 317,800
Zuffa [Member]
New claims filed, number | Count							5
UFC Fighters [Member]
New claims filed, number | Count							11
Three Football Clubs [Member]
New claims filed, number | Count				3
Four Additional Football Club [Member]
New claims filed, number | Count			4
Original Plaintiffs [Member] | Four Clubs
Loss Contingency Damages Paid Value | €						€ 1,675.0
Breach of Competition Law [Member] | Italian Competition Authority [Member]
Loss contingency, loss in period | €					€ 0.3
Breach of Competition Law [Member] | Lega Nazionale [Member]
Loss contingency, damages sought, value | €				€ 1,750.0
Breach of Competition Law [Member] | Three Football Clubs [Member]
Loss contingency, damages sought, value | €				€ 554.6
Breach of Competition Law [Member] | Four Additional Football Club [Member]
Loss contingency, damages sought, value | €			€ 251.5